Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets measured at fair value through other comprehensive income [abstract]
Schedule of other investments	The Group holds the following investments:

Figures in million – SA rand	2023	2022	2021
Designated at FVTOCI investments:
Rand Mutual Assurance Company Limited	166	149	140
Furuya Metal Company Limited[1]	500	455	668
Aldebaran[2]	304	238	241
Generation Mining Limited[3]	106	322	144
ioneer Limited[4]	277	643	1,353
Century[5]	—	258	698
Other	22	98	123
Mandatorily measured at FVTPL investments:
Verkor S.A. (Verkor)[6]	951	554	—
EnHyWhere	107	78	—
Other	452	380	—
Amortised cost investments	294	165	—
Total other investments	3,179	3,340	3,367
1The Group holds approximately 4.7% in Furuya Metal Company Limited which is incorporated in Japan and listed on the Tokyo Stock Exchange. Its main business is the manufacture/sale of industrial-use precious metals
2The Group holds 14.35% in Aldebaran which is incorporated in Canada and listed on the Toronto Stock Exchange (TSX). Aldebaran is a mineral exploration company
3The Group holds 13.90% in Generation Mining Limited which is incorporated in Canada and listed on the TSX. Generation Mining Limited is in the process of developing the
Marathon copper-palladium project
4The Group holds 6.91% in ioneer Limited (ioneer) which is incorporated in Australia. ioneer is an emerging lithium-boron producer listed on the Australian Securities
Exchange (ASX) and currently owns 100% of the Rhyolite Ridge lithium-boron project (Rhyolite Ridge) in Nevada in the US. Sibanye-Stillwater reached an agreement with ioneer to establish a 50% joint venture to develop Rhyolite Ridge, which was still subject to the fulfilment of certain conditions precedent at 31 December 2023. As announced by the Group on 13 January 2023, ioneer received a conditional commitment for a proposed loan of up to US$700 million from the US Department of Energy to support the development of Rhyolite Ridge
5On 27 October 2021, Sibanye-Stillwater entered into a subscription agreement with Century Resources Limited incorporated in Australia (and listed on the ASX), where the
Group agreed to purchase ordinary shares as part of a capital raising by Century. The aggregate investment represented a 19.9% ownership interest at 31 December
2022. The Group acquired a 100% shareholding in Century during 2023 (see note 16.1)
6On 22 March 2022, the Group, through its wholly-owned subsidiary, Sibanye Battery Metals Proprietary Limited, invested in Verkor by subscribing for a €25 million
(R409 million) convertible bond. Verkor is a French Gigafactory project aiming to enter the European battery materials market as a manufacturer of low-carbon footprint batteries for application in electric vehicles and large-scale stationary storage markets. The convertible bond was converted into preference shares during September
2023. The convertible bond was recognised as an investment measured at fair value, with net gains and losses recognised in profit or loss. Subsequent to conversion, the preference shares continue to be measured at fair value through profit or loss. During September 2023, the Group also subscribed for a further €15 million (R303 million)
preference share investment, which is measured at fair value through profit or loss. The fair value of the total investment in Verkor amounted to R951 million at 31
December 2023 (2022: R554 million), with R93 million (2022: R145 million) recognised as a fair value gain for the year ended 31 December 2023